Share-based payments - Share options (Details)		9 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 18, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares
Weighted average exercise price per share
At beginning of period (in dollars per share)	$ 4.8
At end of period (in dollars per share)	$ 4.8		$ 4.8	$ 4.8
Number of options
At beginning of period (in shares) | $	3,849,921		1,150,120	1,150,120	1,140,040
Granted during the period (in shares) | $					66,000
Forfeited during the period (in shares) | $					(55,920)
At end of period (in shares) | $	3,849,921	1,150,120	3,849,921	3,849,921	1,150,120	1,140,040
Exercisable at the end of the period (in shares) | $	3,280,062	562,948	3,280,062		562,948
Weighted average fair value of share options granted	$ 10.11	$ 48.74
Weighted average remaining contractual life of share options outstanding	5 years 7 months 6 days
Minimum
Number of options
Exercise prices for options outstanding (in dollars per share)	$ 4.75		$ 4.75
Maximum
Number of options
Exercise prices for options outstanding (in dollars per share)	6.18		6.18
Predecessor
Weighted average exercise price per share
At beginning of period (in dollars per share)	$ 25.0		$ 24.3	$ 24.3	$ 24.0	$ 24.0
Granted during the period (in dollars per share)				31.2	28.4
Forfeited during the period (in dollars per share)					24.0	24.0
Settled during the period (in dollars per share)				24.8
At end of period (in dollars per share)		$ 24.3		$ 25.0	$ 24.3	$ 24.0
Number of options
At beginning of period (in shares) | $	762,463		1,150,120	1,150,120	1,140,040	1,144,840
Granted during the period (in shares) | $				117,551
Forfeited during the period (in shares) | $						(4,800)
Settled during the period (in shares) | $				(505,208)
At end of period (in shares) | $		1,150,120		762,463	1,150,120	1,140,040
Exercisable at the end of the period (in shares) | $				650,000		426,248
Exchange ratio				5.05
Weighted average fair value of share options granted		$ 32.81		$ 39.84
Number of share options expired during period		0
Weighted average remaining contractual life of share options outstanding		6 years 3 months
Predecessor | Minimum
Number of options
Exercise prices for options outstanding (in dollars per share)		$ 24.0			$ 24.0
Predecessor | Maximum
Number of options
Exercise prices for options outstanding (in dollars per share)		28.8			$ 28.8
Predecessor | Partnership options
Number of options
Weighted average fair value of share options granted		$ 16.89		$ 20.63